Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment, Net [Abstract]
Schedule of property and equipment on straight-line basis over useful life of assets
	December 31,
	2017	2018
Cost:

Computer and peripheral equipment	$2,616	$3,182
Office furniture and equipment	1,497	1,757
Machinery and equipment	11,098	12,230
Leasehold improvements	7,022	8,505
Building and land	-	3,343

	22,233	29,017

Accumulated depreciation	(11,003)	(14,023)

Property, plant and equipment, net	$11,230	$14,994